Redeemable noncontrolling interests - Schedule of carrying amount of redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	¥ 37,200	$ 5,702	¥ 69,319	¥ 96,719
Repurchase of redeemable noncontrolling interests	(10,000)	(1,533)	(37,733)	(30,000)
Net income attributable to redeemable noncontrolling interests	0	0	980	178
Accretion on redeemable noncontrolling interests	0	0	4,634	2,422
Balance as of December 31	¥ 27,200	$ 4,169	¥ 37,200	¥ 69,319